Subsidiaries (Details) - Subsidiaries [Member]		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Nano Dimension Technologies Ltd. [Member]
Statement Line Items [Line Items]
Name of company		Nano Dimension Technologies Ltd.	Nano Dimension Technologies Ltd.
Principal location of the company's activity		Israel	Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension IP Ltd. [Member]
Statement Line Items [Line Items]
Name of company	[1]	Nano Dimension IP Ltd.	Nano Dimension IP Ltd.
Principal location of the company's activity	[1]	Israel	Israel
The Group's ownership interest in the subsidiary	[1]	100.00%	100.00%
Nano Dimension USA Inc. [Member]
Statement Line Items [Line Items]
Name of company		Nano Dimension USA Inc.	Nano Dimension USA Inc.
Principal location of the company's activity		USA	USA
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension (HK) Limited [Member]
Statement Line Items [Line Items]
Name of company	[1]	Nano Dimension (HK) Limited	Nano Dimension (HK) Limited
Principal location of the company's activity	[1]	Asia-Pacific	Asia-Pacific
The Group's ownership interest in the subsidiary	[1]	100.00%	100.00%

[1]	Nano Dimension IP Ltd. and Nano Dimension (HK) Limited were incorporated by the Company in 2018. Nano Dimension IP Ltd. had no material activity during 2019.